Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current tax provision
Current tax provision	$ 236,637	$ 727,550	$ 254,104
Deferred tax (benefit) provision
Deferred tax provision (benefit)	(22,065)	36,329	89,603
Income tax provision	214,572	763,879	343,707
BVI [Member]
Current tax provision
Current tax provision
Deferred tax (benefit) provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax (benefit) provision
Deferred tax provision (benefit)
PRC [Member]
Current tax provision
Current tax provision	236,637	727,550	254,104
Deferred tax (benefit) provision
Deferred tax provision (benefit)	$ (22,065)	$ 36,329	$ 89,603